OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 1,141,540		$ 566,244	$ 245,202	$ 166,871
Depletion to oil and gas property	$ 266,470	$ 265,625	$ 654,743	$ 817,533	$ 1,078,784